ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Class of Stock [Line Items]
Amount available for dividends under the Japanese Companies Act	¥ 1,026,960
Equity in undistributed earnings of the companies accounted for by the equity method	123,872	¥ 57,182	¥ 36,774
Restricted net assets of certain subsidiaries include regulatory capital requirements for banking and life insurance operations	11,040
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	182,298
Annual Dividends 2025 [Member]
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 68,675
Declared date of dividends to be distributed to shareholders	2026-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2026